Note 7 - Income Taxes - Tax Effects of Significant Temporary Differences Representing Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforwards	$ 43,190,604	$ 42,580,533
Stock based compensation expense	2,605,277	2,643,471
Tax credit carryforwards and other	889,372	1,005,255
Gross deferred tax assets	46,685,253	46,229,259
Valuation allowance	(46,685,253)	(46,229,259)
Net deferred tax assets